Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Origination Years of Financial Assets (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2022	Mar. 31, 2022
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		¥ 4,822,518	¥ 4,744,682
Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		664,497	1,153,072
One year ago		1,000,809	754,895
Two years ago		637,352	862,432
Three years ago		746,496	554,762
Four years ago		515,211	378,732
Prior		1,039,905	815,806
Total financing receivables		4,604,270	4,519,699
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		8,228	11,302
One year ago		17,124	10,678
Two years ago		10,650	11,522
Three years ago		9,437	9,632
Four years ago		6,705	19,287
Prior		52,215	39,678
Total financing receivables		104,359	102,099
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		2,339,398	2,343,030
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		2,105,727	2,113,430
Consumer borrowers | Other loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		64,492	55,913
Consumer borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		199,452	322,924
One year ago		235,815	314,935
Two years ago		300,255	387,988
Three years ago		376,894	314,163
Four years ago		304,989	202,309
Prior		718,803	595,321
Total financing receivables		2,136,208	2,137,640
Consumer borrowers | Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		182,957	302,695
One year ago		219,738	309,893
Two years ago		296,600	382,612
Three years ago		373,800	311,959
Four years ago		303,520	198,974
Prior		715,494	594,612
Total financing receivables		2,092,109	2,100,745
Consumer borrowers | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	[1]	16,495	20,229
One year ago	[1]	16,077	5,042
Two years ago	[1]	3,655	5,376
Three years ago	[1]	3,094	2,204
Four years ago	[1]	1,469	3,335
Prior	[1]	3,309	709
Total financing receivables	[1]	44,099	36,895
Consumer borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		6,128	8,282
One year ago		6,361	4,595
Two years ago		3,649	3,852
Three years ago		3,167	2,098
Four years ago		1,542	961
Prior		13,164	11,915
Total financing receivables		34,011	31,703
Consumer borrowers | Non-Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		3	26
One year ago		71	94
Two years ago		171	489
Three years ago		700	380
Four years ago		290	222
Prior		12,383	11,474
Total financing receivables		13,618	12,685
Consumer borrowers | Non-Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	[1]	6,125	8,256
One year ago	[1]	6,290	4,501
Two years ago	[1]	3,478	3,363
Three years ago	[1]	2,467	1,718
Four years ago	[1]	1,252	739
Prior	[1]	781	441
Total financing receivables	[1]	20,393	19,018
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		1,400,177	1,343,679
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		73,384	74,085
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		59,465	80,918
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		278,480	278,607
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		85,865	121,851
Corporate borrowers | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		154,313	164,132
Corporate borrowers | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		748,670	624,086
Corporate borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		222,517	487,433
One year ago		432,629	188,634
Two years ago		155,614	283,950
Three years ago		231,115	127,128
Four years ago		135,561	96,851
Prior		175,726	111,640
Total financing receivables		1,353,162	1,295,636
Corporate borrowers | Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		9,936	26,991
One year ago		19,468	6,686
Two years ago		6,695	24,244
Three years ago		24,152	5,256
Four years ago		5,230	2,750
Prior		7,903	8,158
Total financing receivables		73,384	74,085
Corporate borrowers | Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		1,795	0
One year ago		0	5,547
Two years ago		5,611	51,467
Three years ago		32,998	11,744
Four years ago		13,899	7,721
Prior		1,372	1,397
Total financing receivables		55,675	77,876
Corporate borrowers | Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		60,825	102,719
One year ago		66,814	48,420
Two years ago		40,333	37,845
Three years ago		30,886	28,727
Four years ago		24,834	24,481
Prior		52,311	34,111
Total financing receivables		276,003	276,303
Corporate borrowers | Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		30,490	24,104
One year ago		15,249	26,751
Two years ago		9,450	41,644
Three years ago		11,751	2,256
Four years ago		2,558	5,478
Prior		1,300	740
Total financing receivables		70,798	100,973
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		35,852	75,273
One year ago		45,863	24,808
Two years ago		19,727	26,748
Three years ago		22,291	13,746
Four years ago		11,618	6,457
Prior		16,822	13,806
Total financing receivables		152,173	160,838
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		83,619	258,346
One year ago		285,235	76,422
Two years ago		73,798	102,002
Three years ago		109,037	65,399
Four years ago		77,422	49,964
Prior		96,018	53,428
Total financing receivables		725,129	605,561
Corporate borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		245	412
One year ago		6,830	3,184
Two years ago		4,135	4,138
Three years ago		3,401	4,747
Four years ago		2,683	14,562
Prior		29,721	21,000
Total financing receivables		47,015	48,043
Corporate borrowers | Non-Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	64
Two years ago		75	0
Three years ago		0	1,587
Four years ago		0	0
Prior		3,715	1,391
Total financing receivables		3,790	3,042
Corporate borrowers | Non-Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		233	245
Two years ago		0	938
Three years ago		987	71
Four years ago		68	0
Prior		1,189	1,050
Total financing receivables		2,477	2,304
Corporate borrowers | Non-Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	0
Two years ago		803	0
Three years ago		0	371
Four years ago		439	12,790
Prior		13,825	7,717
Total financing receivables		15,067	20,878
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		226	156
One year ago		126	457
Two years ago		449	1,392
Three years ago		554	124
Four years ago		166	392
Prior		619	773
Total financing receivables		2,140	3,294
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		19	256
One year ago		6,471	2,418
Two years ago		2,808	1,808
Three years ago		1,860	2,594
Four years ago		2,010	1,380
Prior		10,373	10,069
Total financing receivables		23,541	18,525
Purchased loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		399	0
Two years ago		0	24
Three years ago		23	281
Four years ago		573	1,072
Prior		12,257	10,885
Total financing receivables		13,252	12,262
Purchased loans | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	0
Two years ago		0	0
Three years ago		0	0
Four years ago		0	0
Prior		1,066	1,485
Total financing receivables		1,066	1,485
Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		1,082,943	1,057,973
Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		632,234	652,455
Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		450,709	405,518
Net investment in leases | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		239,698	328,428
One year ago		331,966	249,106
Two years ago		179,392	190,125
Three years ago		138,148	113,190
Four years ago		74,088	77,683
Prior		99,260	80,217
Total financing receivables		1,062,552	1,038,749
Net investment in leases | Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		99,873	119,538
One year ago		157,370	154,757
Two years ago		116,101	133,589
Three years ago		99,783	91,691
Four years ago		60,709	68,087
Prior		92,728	78,283
Total financing receivables		626,564	645,945
Net investment in leases | Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		139,825	208,890
One year ago		174,596	94,349
Two years ago		63,291	56,536
Three years ago		38,365	21,499
Four years ago		13,379	9,596
Prior		6,532	1,934
Total financing receivables		435,988	392,804
Net investment in leases | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		1,855	2,608
One year ago		3,933	2,899
Two years ago		2,866	3,474
Three years ago		2,869	2,787
Four years ago		2,480	2,178
Prior		6,388	5,278
Total financing receivables		20,391	19,224
Net investment in leases | Non-Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		36	402
One year ago		475	605
Two years ago		643	1,044
Three years ago		941	1,103
Four years ago		880	1,247
Prior		2,695	2,109
Total financing receivables		5,670	6,510
Net investment in leases | Non-Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		1,819	2,206
One year ago		3,458	2,294
Two years ago		2,223	2,430
Three years ago		1,928	1,684
Four years ago		1,600	931
Prior		3,693	3,169
Total financing receivables		14,721	12,714
Other financial assets measured at amortized cost | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		2,830	14,287
One year ago		0	2,220
Two years ago		2,091	345
Three years ago		316	0
Four years ago		0	817
Prior		33,859	17,743
Total financing receivables		39,096	35,412
Other financial assets measured at amortized cost | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	0
Two years ago		0	58
Three years ago		0	0
Four years ago		0	1,586
Prior		1,876	0
Total financing receivables		¥ 1,876	¥ 1,644

[1]	Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 23 “Commitments, Guarantees and Contingent Liabilities”.